REGULATORY MATTERS (Details) (USD $)	3 Months Ended	0 Months Ended
	Mar. 31, 2014	Jan. 15, 2015	Dec. 31, 2014		Apr. 09, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Feb. 17, 2015
REGULATORY MATTERS [Abstract]
Undivided profits			$ (31,100,000)
Maximum percentage of allowance for loan losses and allowance for unfunded lending commitments (in hundredths)			1.25%
Subsequent Event [Line Items]
Request for approval to transfer capital from bank to parent entity	15,000,000
Transfer of capital from bank to the parent company					15,000,000
Components of regulatory capital [Abstract]
Total shareholders' equity			250,371,000			231,581,000		134,975,000		102,627,000
Add (deduct) [Abstract]
Accumulated other comprehensive loss			(5,636,000)	[1]		(9,245,000)	[1]	(8,058,000)	[1]
Intangible assets			(2,627,000)			(3,163,000)
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital			265,163,000			245,284,000
Minimum for Adequately Capitalized Institutions, Amount			117,427,000			113,086,000
Actual, Ratio (in hundredths)			18.06%			17.35%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)			8.00%			8.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount			246,628,000			227,338,000
Minimum for Adequately Capitalized Institutions, Amount			58,714,000			56,543,000
Actual, Ratio (in hundredths)			16.80%			16.08%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)			4.00%			4.00%
Tier 1 capital to average assets [Abstract]
Tier 1 capital			246,628,000			227,338,000
Minimum for Adequately Capitalized Institutions, Amount			88,206,000			85,729,000
Actual, Ratio (in hundredths)			11.18%			10.61%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)			4.00%			4.00%
Components of regulatory capital [Abstract]
Total shareholders' equity			250,371,000			231,581,000
Add (deduct) [Abstract]
Qualifying trust preferred securities			34,500,000			39,500,000
Accumulated other comprehensive loss			5,636,000			9,245,000
Intangible assets			(2,627,000)			(3,163,000)
Disallowed deferred tax assets			(40,500,000)			(49,609,000)
Disallowed capitalized mortgage loan servicing rights			(752,000)			(216,000)
Tier 1 capital			246,628,000			227,338,000
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets			18,535,000			17,946,000
Total risk-based capital			265,163,000			245,284,000
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital			247,883,000			234,078,000
Minimum for Adequately Capitalized Institutions, Amount			117,374,000			113,013,000
Minimum for Well Capitalized Institutions, Amount			146,718,000			141,267,000
Actual, Ratio (in hundredths)			16.90%			16.57%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)			8.00%			8.00%
Minimum for Well-Capitalized Institutions, Ratio (in hundredths)			10.00%			10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount			229,361,000			216,146,000
Minimum for Adequately Capitalized Institutions, Amount			58,687,000			56,507,000
Minimum for Well-Capitalized Institutions, Amount			88,031,000			84,760,000
Actual, Ratio (in hundredths)			15.63%			15.30%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)			4.00%			4.00%
Minimum for Well Capitalized Institutions, Ratio (in hundredths)			6.00%			6.00%
Tier 1 capital to average assets [Abstract]
Tier 1 capital			229,361,000			216,146,000
Minimum for Adequately Capitalized Institutions, Amount			87,687,000			85,681,000
Minimum for Well-Capitalized Institutions, Amount			109,609,000			107,101,000
Actual, Ratio (in hundredths)			10.46%			10.09%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)			4.00%			4.00%
Minimum for Well-Capitalized Institutions, Ratio (in hundredths)			5.00%			5.00%
Components of regulatory capital [Abstract]
Total shareholders' equity			257,832,000			250,306,000
Add (deduct) [Abstract]
Qualifying trust preferred securities			0			0
Accumulated other comprehensive loss			5,636,000			9,245,000
Intangible assets			(2,627,000)			(3,163,000)
Disallowed deferred tax assets			(30,728,000)			(40,026,000)
Disallowed capitalized mortgage loan servicing rights			(752,000)			(216,000)
Tier 1 capital			229,361,000			216,146,000
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets			18,522,000			17,932,000
Total risk-based capital			247,883,000			234,078,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Request for approval to transfer capital from bank to parent entity		18,500,000
Transfer of capital from bank to the parent company											$ 18,500,000

[1]	2014 and 2013 amounts are presented net of tax as we removed substantially all of the valuation allowance on our deferred tax assets during the second quarter of 2013 (see note #13).